Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of net deferred tax assets

As of December 31, 2022 and 2021, the Company’s net deferred tax assets are as follows:

Deferred tax asset:	2022	2021
Organizational costs/Startup expenses	$243,656	$39,442
Federal net operating loss	—	31,932
Total deferred tax asset	243,656	71,374
Valuation allowance	(243,656)	(71,374)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

The income tax provision consists of the following:

		For the period from February 18, 2021
	For the year	(inception) through
	December 31, 2022	December 31, 2021
Federal:
Current	$995,207	$—
Deferred	172,282	71,374

State:
Current	—	—
Deferred	—	—
Valuation allowance	(172,282)	(71,374)
Income tax provision	$995,207	$—

Schedule of federal income tax rate to effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

		For the period from February 18,
	For the year	2021 (inception) through
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Transaction costs	0.0%	2.4%
Change in fair value of the warrant liability and Sponsor Loans	(17.7)%	(26.2)%
Fair value of Private Placement Warrants in excess of purchase price	0.0%	2.0%
Change in valuation allowance	0.7%	0.8%
Income tax provision	4.0%	0.0%